Property And Equipment (Summary Of Property And Equipment) (Detail) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Jan. 01, 2015
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (62.8)	$ (64.1)	$ (72.9)
Subtotal		16.4	20.1
Construction in progress		8.7	2.3
Total property and equipment	$ 27.6	25.1	22.4
Equipment, Computer Hardware And Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		77.1	89.4
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		$ 3.4	$ 3.6